Dividends	9 Months Ended
Sep. 30, 2019
Return On Shareholders Funds [Abstract]
Dividends
Note 18. Dividends
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2019, the shareholders approved a dividend of Ps. 7,437 that was paid 50% on May 3, 2019 and other 50% to be paid on November 1, 2019. The corresponding payment to the non-controlling
interest was Ps. 3,925.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 9, 2018, the shareholders approved a dividend of Ps.
7,038
that was paid
50
% on May 3, 2018 and other
50
% was paid on November

1, 2018.